Cover	Jun. 28, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 28, 2022
Entity File Number	000-05576
Entity Registrant Name	SHENGDA NETWORK TECHNOLOGY INC.
Entity Central Index Key	0001753931
Entity Tax Identification Number	35-2606208
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Floor 6
Entity Address, Address Line Two	Building 6, LuGang WebMall Town, Chou Jiang, YiWu
Entity Address, Address Line Three	Jinhau City
Entity Address, City or Town	Zhejiang Province
Entity Address, Country	CN
City Area Code	(702)
Local Phone Number	979-5606
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false